DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2022
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

20. DISPOSAL OF SUBSIDIARIES

In the year ended December 31, 2022, the Company sold 100% of its equity interest in several subsidiaries with minimal business operations to third parties. The disposals were not a strategic shift of the business and would not have a major impact on Group’s business, therefore the disposals did not qualify as discontinued operations. The Company recognized loss from the disposal of those subsidiaries in a collective amount of RMB 1,124 in the year ended December 31, 2022.